Goodwill (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Goodwill [Line Items]
Impairment of goodwill	$ (1,098)	$ 0	$ (1,098)	$ 0
Williams Partners [Member]
Goodwill [Line Items]
Goodwill	$ 47	$ 47	47	$ 1,120
Goodwill, purchase accounting adjustments			25
Impairment of goodwill			$ (1,098)